OTHER PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
Other Liabilities, Current [Abstract]
OTHER PAYABLE AND ACCRUED EXPENSES
NOTE 7:-	OTHER PAYABLE AND ACCRUED EXPENSES

	December 31,
	2019	2018

Accrued payroll including amounts due to government authorities	968	938
Provision for vacation and other employee benefits	1,524	1,315
Accrued expenses	378	458
Provision for contingent liabilities (Note 11d)	42	191
Other liabilities	206	475

	3,118	3,377